THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON AUGUST 14, 2007 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON FEBRUARY 14, 2008.

                                    FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 2007

                Check here if Amendment [X]; Amendment Number: 3

                        This Amendment (Check only one):
                              [ ] is a restatement
                         [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Sandell Asset Management Corp.
Address:  40 West 57th Street, New York, NY 10019

13F File Number:  28-06499

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are
                    considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Richard Gashler
Title:  General Counsel
Phone:  212-603-5700

Signature, Place, and Date of Signing:

/s/ Richard Gashler
-------------------------------------
(Signature)

New York, New York
-------------------------------------
(City, State)

April 8, 2008
-------------------------------------
(Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

                              FORM 13F Summary Page

                                 Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 2

Form 13F Information Table Value Total: $330,900 (thousands)

List of Other Included Managers:

         None


                                                                FORM 13F INFORMATION TABLE
Amended Filing For Quarter Ended: 6/30/07        Name of Reporting Manager:  Sandell Asset Management


                                                                                                                   Item 8:
Item 1:                          Item 2 :       Item 3:       Item 4:    Item 5:       Item 6:   Item 7:  Voting Authority (Shares)
Name of Issuer                Title of Class    CUSIP       Fair Market Shares or     Investment Other    (a)        (b)       (c)
                                                Number         Value    Principal     Discretion Managers Sole     Shared     None
                                                             (X$1000)    Amount
CLEAR CHANNEL COMMUNICATIONS CALL
  JAN 08 30                        COM         184502-10-2   274,486    7,257,700 CALL  SOLE               7,257,700  -        -
GENESCO INC                        COM         371532-10-2    56,414    1,078,450 SHS   SOLE               1,078,450  -        -

                                             Value Total:    330,900

                                             Entry Total:          2
